Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenues	$ 7,012,026	$ 7,019,243	$ 4,881,523
Revenues generated from third parties	6,799,871	5,702,207	4,150,016
Revenue generated from related parties	212,155	1,317,036	731,507
Cost of revenue	(2,400,491)	(3,617,748)	(2,569,522)
Gross profit	4,611,535	3,401,495	2,312,001
Operating expenses
Selling expenses	(1,605,497)	(512,482)	(144,364)
General and administrative expenses	(1,236,546)	(1,256,747)	(565,455)
Total operating expenses	(2,842,043)	(1,769,229)	(709,819)
Income from operations	1,769,492	1,632,266	1,602,182
Other income(expenses), net
Interest income(expense), net	(5,174)	(779)	(40,390)
Other income(expense), net	27,141	(3,803)	18,403
Total other income(expense), net	21,967	(4,582)	(21,987)
Income before income taxes	1,791,459	1,627,684	1,580,195
Income tax expense	(252,232)	(440,103)	(395,049)
Net Income	1,539,227	1,187,581	1,185,146
Other comprehensive income (loss)
Foreign currency translation adjustment	(206,978)	245,548	(75,267)
Comprehensive Income	$ 1,332,249	$ 1,433,129	$ 1,109,879
Weighted average number of common shares
Basic	20,568,630	20,000,000	20,000,000
Diluted	20,568,630	20,000,000	20,000,000
Earnings per share
Basic	$ 0.075	$ 0.059	$ 0.059
Diluted	$ 0.075	$ 0.059	$ 0.059